Commitments and Contingencies - Summary of Future Minimum Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
From October 1, 2021 to December 31, 2021	$ 781	$ 2,401
2022	2,437	1,895
2023	1,448	942
2024	1,076	566
2025	749	218
Thereafter	2,157
Total	$ 8,648	$ 6,022